Supplement to the

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM
Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM
Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM
Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM
Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM
Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM
Fidelity Income Replacement 2040 FundSM, and Fidelity Income Replacement 2042 FundSM

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

Effective on April 1, 2009, the following underlying funds will be renamed: Fidelity 100 Index Fund will be renamed Fidelity Series 100 Index Fund; Fidelity Small Cap Opportunities Fund will be renamed Fidelity Series Small Cap Opportunities Fund; and Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

The following information replaces similar information for Christopher Sharpe found in the "Management Contracts" section beginning on page 50.

Andrew Dierdorf is a co-manager of each Income Replacement Fund and receives compensation for his services. As of June 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each Income Replacement Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the Income Replacement Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

RWB-09-02 August 4, 2009
1.894815.101

The following table provides information relating to other accounts managed by Mr. Dierdorf as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	129	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,793	$ 11,516	none
Assets Managed with Performance-Based Advisory Fees	none	none	none

* Includes Income Replacement 2016 ($9 (in millions) assets managed), Income Replacement 2018 ($5 (in millions) assets managed), Income Replacement 2020 ($3 (in millions) assets managed), Income Replacement 2022 ($3 (in millions) assets managed), Income Replacement 2024 ($1 (in millions) assets managed), Income Replacement 2026 ($1 (in millions) assets managed), Income Replacement 2028 ($6 (in millions) assets managed), Income Replacement 2030 ($1 (in millions) assets managed), Income Replacement 2032 ($2 (in millions) assets managed), Income Replacement 2034 ($2 (in millions) assets managed), Income Replacement 2036 ($1 (in millions) assets managed), Income Replacement 2038 ($1 (in millions) assets managed), Income Replacement 2040 ($1 (in millions) assets managed), and Income Replacement 2042 ($2 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Dierdorf as of June 30, 2009:

Fund	Dollar Range
Fidelity Income Replacement 2016 Fund	none
Fidelity Income Replacement 2018 Fund	none
Fidelity Income Replacement 2020 Fund	none
Fidelity Income Replacement 2022 Fund	none
Fidelity Income Replacement 2024 Fund	none
Fidelity Income Replacement 2026 Fund	none
Fidelity Income Replacement 2028 Fund	none
Fidelity Income Replacement 2030 Fund	none
Fidelity Income Replacement 2032 Fund	none
Fidelity Income Replacement 2034 Fund	none
Fidelity Income Replacement 2036 Fund	none
Fidelity Income Replacement 2038 Fund	none
Fidelity Income Replacement 2040 Fund	none
Fidelity Income Replacement 2042 Fund	none

Supplement to the

Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM
Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM
Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM
Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM
Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM
Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM
Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM

Class A, Class T, Class C, and Institutional Class

Classes of
Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM
Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM
Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM
Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM
Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM
Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM
Fidelity Income Replacement 2040 FundSM, and Fidelity Income Replacement 2042 FundSM

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2008

Effective on April 1, 2009, the following underlying funds will be renamed: Fidelity 100 Index Fund will be renamed Fidelity Series 100 Index Fund; Fidelity Small Cap Opportunities Fund will be renamed Fidelity Series Small Cap Opportunities Fund; and Fidelity Broad Market Opportunities Fund will be renamed Fidelity Series Broad Market Opportunities Fund.

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 34.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

The following information replaces similar information for Christopher Sharpe found in the "Management Contracts" section beginning on page 51.

Andrew Dierdorf is a co-manager of each Income Replacement Fund and receives compensation for his services. As of June 30, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

ARW/ARWIB-09-03 August 4, 2009
1.893759.102

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. Each portfolio manager's bonus is based on several components. The components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized benchmark index developed by FMR) assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of each Income Replacement Fund is based on the fund's pre-tax investment performance relative to the performance of the fund's customized benchmark index, on which the fund's target asset allocation is based over time. For the three- and five-year periods, the bonus takes into account a portfolio manager's performance in terms of his management of investment risk at the Income Replacement Fund level. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dierdorf as of June 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	129	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,793	$ 11,516	none
Assets Managed with Performance-Based Advisory Fees	none	none	none

* Includes Income Replacement 2016 ($9 (in millions) assets managed), Income Replacement 2018 ($5 (in millions) assets managed), Income Replacement 2020 ($3 (in millions) assets managed), Income Replacement 2022 ($3 (in millions) assets managed), Income Replacement 2024 ($1 (in millions) assets managed), Income Replacement 2026 ($1 (in millions) assets managed), Income Replacement 2028 ($6 (in millions) assets managed), Income Replacement 2030 ($1 (in millions) assets managed), Income Replacement 2032 ($2 (in millions) assets managed), Income Replacement 2034 ($2 (in millions) assets managed), Income Replacement 2036 ($1 (in millions) assets managed), Income Replacement 2038 ($1 (in millions) assets managed), Income Replacement 2040 ($1 (in millions) assets managed), and Income Replacement 2042 ($2 (in millions) assets managed).

The following table sets forth the dollar range of fund shares beneficially owned by Mr. Dierdorf as of June 30, 2009:

Fund	Dollar Range
Fidelity Income Replacement 2016 Fund	none
Fidelity Income Replacement 2018 Fund	none
Fidelity Income Replacement 2020 Fund	none
Fidelity Income Replacement 2022 Fund	none
Fidelity Income Replacement 2024 Fund	none
Fidelity Income Replacement 2026 Fund	none
Fidelity Income Replacement 2028 Fund	none
Fidelity Income Replacement 2030 Fund	none
Fidelity Income Replacement 2032 Fund	none
Fidelity Income Replacement 2034 Fund	none
Fidelity Income Replacement 2036 Fund	none
Fidelity Income Replacement 2038 Fund	none
Fidelity Income Replacement 2040 Fund	none
Fidelity Income Replacement 2042 Fund	none